Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Fair Value Measurements
Schedule of carrying and fair values of loan and notes

	Carrying Value	Fair Value
	(in millions)
Senior secured term loan	$1,787	$1,799
Senior notes	1,008	1,080
Senior subordinated notes	393	411
Subordinated discount notes	180	188

	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$1,996	$1,994
Senior notes	795	838
Senior subordinated notes	393	418
Subordinated discount notes	306	328